Concentration of credit risk	12 Months Ended
Oct. 31, 2018
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Concentration of credit risk

Note 23	Concentration of credit risk

Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.

The amounts of credit exposure associated with our on- and off-balance sheet financial instruments are summarized in the following table:

Credit exposure by country of ultimate risk

$ millions, as at October 31				2018				2017
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$431,917	$99,063	$40,405	$571,385	$407,878	$96,542	$38,469	$542,889
Off-balance sheet
Credit-related arrangements
Financial institutions	$45,295	$16,358	$12,258	$73,911	$46,069	$13,155	$7,660	$66,884
Governments	9,880	10	50	9,940	8,377	11	73	8,461
Retail	124,625	386	390	125,401	120,451	341	381	121,173
Corporate	58,397	25,158	7,450	91,005	55,847	21,502	6,492	83,841
	$238,197	$41,912	$20,148	$300,257	$230,744	$35,009	$14,606	$280,359
Derivative instruments (4)(5)
By counterparty type
Financial institutions	$4,856	$4,341	$3,950	$13,147	$5,846	$4,696	$5,359	$15,901
Governments	3,361	–	9	3,370	3,670	–	2	3,672
Corporate	1,268	993	783	3,044	1,305	731	922	2,958
	9,485	5,334	4,742	19,561	10,821	5,427	6,283	22,531
Less: effect of netting	(5,673)	(3,252)	(2,864)	(11,789)	(6,739)	(3,972)	(3,266)	(13,977)
Total derivative instruments	$3,812	$2,082	$1,878	$7,772	$4,082	$1,455	$3,017	$8,554

(1)

Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $410.5 billion (2017: $397.8 billion) and foreign currencies of $160.9 billion (2017: $145.1 billion).
(3)

No industry or foreign jurisdiction accounted for more than 10% of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 10.5% as at October 31, 2018 (2017: 9.7%).

(4)	Derivative instruments are presented at fair value.
(5)	Does not include exchange-traded derivatives of $1,870 million (2017: $1,811 million).

In addition, see Note 21 for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.

Also see shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.